FORM 13F COVER PAGE

"Report for the Quarter ended: March 31, 2010"

Check here if Amendment [   ] ; Amendment Number:
This Amendment (Check only one.):
  [   ] is a restatement.
  [   ] added new holdings entries.

Institutional Investment Manager Filing this report:

Name: Ruffer LLP
Address: 80 Victoria Street
              London SW1E 5JL
              United Kingdom

Form 13F File Number: 028-12772

The institutional investment manager filing this report and the person by whom it is signed hereby respresent that the "person signing the report is authorized to submit it, that "
"all information contained herein is true, correct and"
"complete, and that it is understood that all required"
"items, statements, schedules, lists, and tables, are " considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Louise Stanway
Title: Compliance Officer
Phone: 00 44 20 7963 8146

"Signature, Place and Date of Signing:"

"Louise Stanway, London United Kingdom, May 6, 2010"

[ x ] 13F HOLDINGS REPORT. (Check here is all holdings of
 this reporting manager are reporting in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in
" this report, and all holdings are reported by other " reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the
 holdings for this reporting manager are reported in this report & a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY

Report Summary:

Number of Other Included Managers: None
Form 13F Information Table Entry Total: 64
"Form 13F Information Table Value Total: $970,541 (thousands)"

FORM 13F INFORMATION TABLE

ALLSCRIPT MISYS HEALTCAR SOL	COM	01988P108	196	10000	SH		SOLE		10000
AMGEN INC	COM	031162100	512	8560	SH		SOLE		8560
ANNALY CAP MGMT INC	COM	035710409	9323	542575	SH		SOLE		542575
AMAZON COM INC	COM	G0450A105	328	4300	SH		SOLE		4300
CITIGROUP INC	COM	00206R102	259	10000	SH		SOLE		10000
AUTOMATIC DATA PROCESSING IN	COM	053015103	2687	60430	SH		SOLE		60430
BARRICK GOLD CORP	COM	067901108	16576	432055	SH		SOLE		432055
BERKSHIRE HATHAWAY INC DEL	CL A	084670108	7923	65	SH		SOLE		65
BERKSHIRE HATHAWAY INC DEL	CL B	084670207	488	5997	SH		SOLE		5997
BLOCK H & R INC	COM	093671105	18711	1050900	SH		SOLE		1050900
CENOVUS ENERGY INC	COM	15135U109	700	26753	SH		SOLE		26753
CHIMERA INVT CORP	COM	16934Q109	4272	1099000	SH		SOLE		1099000
Chunghwa Telecom	SPONS ADR NEW	17133Q304	1588	81640	SH		SOLE		81640
CISCO SYS INC	COM	17275R102	237	9090	SH		SOLE		9090
CITIGROUP INC	COM	172967101	2028	500000	SH		SOLE		500000
Clean Deisel Tech	COM NEW	18449C302	1923	1196561	SH		SOLE		1196561
COMCAST CORP NEW	CL A	20030N101	3765	200000	SH		SOLE		200000
CONOCOPHILLIPS	COM	20825C104	84450	1650078	SH		SOLE		1650078
MONSANTO CO NEW	COM	223622101	848	150000	SH		SOLE		150000
CREXUS INVT CORP	COM	226553105	7896	591000	SH		SOLE		591000
NORTHERN TR CORP	COM	24702R101	1802	120000	SH		SOLE		120000
DEVON ENERGY CORP NEW	COM	25179M103	774	12000	SH		SOLE		12000
DR PEPPER SNAPPLE GROUP INC	COM	26138E109	2834	80550	SH		SOLE		80550
DRDGOLD LIMITED	SPON ADR NEW	26152H301	167	34015	SH		SOLE		34015
EBAY INC	COM	278642103	1186	44000	SH		SOLE		44000
ELECTRONIC ARTS INC	COM	285512109	1493	80000	SH		SOLE		80000
ENCANA CORP	COM	292505104	516	16603	SH		SOLE		16603
EXELON CORP	COM	30161N101	1752	40000	SH		SOLE		40000
EXTERRAN HOLDINGS 	COM	30225X103	967	40000	SH		SOLE		40000
SINOCOKING COAL & COKE CH IN	COM	30231G102	3011	44943	SH		SOLE		44943
FOOT LOCKER INC	COM	344849104	1880	125000	SH		SOLE		125000
GENERAL ELECTRIC CO	COM	369604103	5632	310150	SH		SOLE		310150
Gold Fields Ltd New	SPONSORED ADR	38059T106	7559	599450	SH		SOLE		599450
GOOGLE INC	CL A	38259P508	397	700	SH		SOLE		700
IVANHOE MINES LTD	COM	46579N103	1639	94000	SH		SOLE		94000
JOHNSON & JOHNSON	COM	478160104	163047	2500184	SH		SOLE		2500184
KIMBERLY CLARK CORP	COM	494368103	238	3780	SH		SOLE		3780
KRAFT FOODS INC	CL A	50075N104	192275	6357422	SH		SOLE		6357422
KROGER CO	COM	501044101	59048	2724900	SH		SOLE		2724900
MARSH & MCLENNAN COS INC	COM	571748102	346	14152	SH		SOLE		14152
MCDONALDS CORP	COM	580135101	500	7500	SH		SOLE		7500
MEDTRONIC INC	COM	585055106	42914	952810	SH		SOLE		952810
MGT CAPITAL INVTS INC	COM	55302P103	34	135000	SH		SOLE		135000
MONSANTO CO NEW	COM	61166W101	1090	15275	SH		SOLE		15275
NEWMONT MINING CORP	COM	651639106	5370	105427	SH		SOLE		105427
NORTHERN TR CORP	COM	665859104	885	16000	SH		SOLE		16000
NRG ENERGY INC	COM NEW	629377508	1672	80000	SH		SOLE		80000
PEPSICO INC	COM	713448108	463	7000	SH		SOLE		7000
PFIZER INC	COM	717081103	103419	6028651	SH		SOLE		6028651
PHILIP MORRIS INTL INC	COM	718172109	3388	64950	SH		SOLE		64950

PITNEY BOWES INC	COM	724479100	1100	45000	SH		SOLE		45000
RACKSPACE HOSTING 	COM	750086100	337	18000	SH		SOLE		18000
REDWOOD TR INC	COM	758075402	6626	430000	SH		SOLE		430000
ROYAL DUTCH SHELL PLC	SPON ADR B	780259107	382	6895	SH		SOLE		6895
RRI ENERGY INC	COM	74971X107	700	190000	SH		SOLE		190000
ALLSCRIPT MISYS HEALTCAR SOL	COM	806857108	254	4000	SH		SOLE		4000
ST JOE CO	COM	790148100	2266	70000	SH		SOLE		70000
TEXAS INSTRS INC	COM	882508104	97942	4002695	SH		SOLE		4002695
VERIZON COMMUNICATIONS INC	COM	92343V104	931	30000	SH		SOLE		30000
VODAFONE GROUP PLC NEW	SPONS ADR NEW	92857W209	377	16187	SH		SOLE		16187
VULCAN MATLS CO	COM	929160109	2126	45000	SH		SOLE		45000
WALGREEN CO	COM	931422109	4358	117500	SH		SOLE		117500
WAL MART STORES INC	COM	931142103	79490	1429420	SH		SOLE		1429420
YAHOO INC	COM	984332106	2644	160000	SH		SOLE		160000